INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 1,075	$ 642
Work in progress	577	695
Finished products	3,939	3,620
Total inventory	$ 5,591	$ 4,957